SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES Level 1 (Notes)	12 Months Ended
Dec. 31, 2010
Schedule II Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
Schedule II - Valuation and Qualifying Accounts
Allowance for Doubtful Accounts

	Balance at	Additions	Deductions	Balance at
	Beginning of	Charged to Costs	Write-offs and	End of
	Period	and Expenses	Other Adjustments	Period

Successor Company
2010	$2,220	$86	(2,163)	$143

4/24/2009 to 12/31/2009	—	2,172	48	2,220

Predecessor Company
1/1/2009 to 4/23/2009	1,068	(24)	(210)	834

2008	$1,211	(112)	$(31)	$1,068